Operating lease	12 Months Ended
Mar. 31, 2026
Operating Lease
Operating lease

10.	Operating lease

	March 31,	Increase/	Exchange rate	March 31,
	2025	(Decrease)	translation	2026
Office lease - Shenzhen Wan	$197,835	$—	$7,399	$205,235
Total right-of-use assets, at cost	197,835	—	7,399	205,235
Less: accumulated amortization	(97,214)	(102,079)	(5,942)	(205,235)
Right-of-use assets, net	$100,621	$(102,079)	$1,458	$—

Office lease - Shenzhen Wan	$100,621	$(100,621)	$—	$—
Total operating lease liability	$100,621	$(100,621)	$—	$—

The Company recognized lease expense for the operating lease of an office at Shenzhen Wan for a two-year period over a straight-line basis. ROU amortization of $102,079 was recognized for the year ended March 31, 2026.

During the fiscal years ended March 31, 2026 and 2025, the Company’s recognized rental expenses amounted to $8,635 and $83,041, respectively, pertaining to short-term leases.

The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment. As of March 31, 2026, the weighted average discount rate was 3.45% for the operating leases.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS